Related Party Transactions (Details) - Schedule of Transactions with Related Parties - EUR (€)	6 Months Ended
	Jun. 30, 2024		Jun. 30, 2023
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	€ 536,390		€ 692,952
Senior Partner [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	467,410		508,590
Other Group Companies [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	68,980		184,362
Sales [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	68,980		184,362
Sales [Member] | Senior Partner [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties
Sales [Member] | Other Group Companies [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	68,980		184,362
Services Received [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	467,410	[1]	508,590
Services Received [Member] | Senior Partner [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	467,410	[1]	508,590
Services Received [Member] | Other Group Companies [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties		[1]
Purchases [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties
Purchases [Member] | Senior Partner [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties
Purchases [Member] | Other Group Companies [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties

[1]	Comprised of selling and administrative–related parties of €426,545 and salaries and benefits–related parties of €40,865, which includes stock-based compensation of €32,911 relating to an RSU grant.